Consolidated Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
October 31, 2025
SCPK6-NPRT1-1225
1.9884008.108
Common Stocks - 96.5%
	Shares	Value ($)
AUSTRALIA - 0.5%
Industrials - 0.4%
Aerospace & Defense - 0.4%
DroneShield Ltd (b)(c)	5,554,946	13,920,523
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Elsight Ltd (b)	3,807,303	4,023,156
TOTAL AUSTRALIA		17,943,679
BAHAMAS (NASSAU) - 0.3%
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.3%
OneSpaWorld Holdings Ltd	430,988	10,029,091
CANADA - 0.9%
Energy - 0.2%
Energy Equipment & Services - 0.2%
CES Energy Solutions Corp	1,321,152	9,052,277
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (b)	214,133	8,976,455
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (b)	1,219,960	5,610,311
Software - 0.1%
Lumine Group Inc Subordinate Voting Shares (b)(c)	159,500	3,809,668
TOTAL INFORMATION TECHNOLOGY		9,419,979

Materials - 0.2%
Metals & Mining - 0.2%
G Mining Ventures Corp (b)	399,310	7,860,646
TOTAL CANADA		35,309,357
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (b)	62,587	12,617,539
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Insurance - 0.1%
Accelerant Holdings Class A (b)(d)	432,120	5,021,234
ISRAEL - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.4%
Camtek Ltd/Israel (b)(d)	3,440	425,941
Nova Ltd (b)	48,580	16,742,611
		17,168,552
Software - 0.6%
Cellebrite DI Ltd (b)(d)	1,208,476	20,616,601
TOTAL ISRAEL		37,785,153
ITALY - 1.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	337,291	8,312,084
Leisure Products - 0.3%
Sanlorenzo SpA/Ameglia	259,923	10,156,448
TOTAL CONSUMER DISCRETIONARY		18,468,532

Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	200,535	20,761,594
TOTAL ITALY		39,230,126
JAPAN - 0.3%
Industrials - 0.3%
Professional Services - 0.3%
BayCurrent Inc	260,830	11,957,459
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.5%
Newamsterdam Pharma Co NV (b)(d)	250,980	9,524,691
uniQure NV (b)	147,527	9,986,103
		19,510,794
Pharmaceuticals - 0.2%
Pharvaris NV (b)	330,166	7,336,288
TOTAL NETHERLANDS		26,847,082
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	89,040	8,735,714
THAILAND - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Fabrinet (b)	139,011	61,244,076
UNITED KINGDOM - 0.9%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Games Workshop Group PLC	72,539	15,180,411
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	455,988	18,855,104
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (e)	431,700	1,327,071
TOTAL UNITED KINGDOM		35,362,586
UNITED STATES - 88.7%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.5%
Globalstar Inc (b)(d)	312,500	17,003,126
Entertainment - 0.3%
IMAX Corp (b)	414,419	13,464,473
Interactive Media & Services - 0.2%
ZoomInfo Technologies Inc (b)	800,306	8,979,433
Media - 0.4%
Magnite Inc (b)	732,600	13,098,888
MNTN Inc (f)	140,383	2,327,550
		15,426,438
Wireless Telecommunication Services - 0.4%
Gogo Inc (b)(d)	1,549,423	14,099,749
TOTAL COMMUNICATION SERVICES		68,973,219

Consumer Discretionary - 8.3%
Automobile Components - 1.2%
Modine Manufacturing Co (b)(d)	298,960	45,803,662
Broadline Retail - 0.3%
Etsy Inc (b)	138,180	8,567,160
Savers Value Village Inc (b)(d)	303,780	2,797,814
		11,364,974
Diversified Consumer Services - 1.5%
Adtalem Global Education Inc (b)	200,181	19,621,742
Duolingo Inc Class A (b)	27,020	7,312,693
Frontdoor Inc (b)	276,270	18,352,616
Grand Canyon Education Inc (b)	71,133	13,394,344
Universal Technical Institute Inc (b)(d)	13,030	387,251
		59,068,646
Hotels, Restaurants & Leisure - 2.2%
Black Rock Coffee Bar Inc Class A (d)	221,510	5,683,947
Boyd Gaming Corp	96,292	7,498,258
Brinker International Inc (b)	54,919	5,967,499
Cava Group Inc (b)(d)	87,711	4,712,712
Cheesecake Factory Inc/The (d)	428,692	21,348,862
Dutch Bros Inc Class A (b)	181,322	10,070,624
First Watch Restaurant Group Inc (b)	256,477	4,229,305
Kura Sushi USA Inc Class A (b)(d)	132,822	7,561,556
Red Rock Resorts Inc Class A	158,097	8,428,151
Sportradar Holding AG Class A (b)	426,815	10,930,732
		86,431,646
Household Durables - 0.4%
Champion Homes Inc (b)	85,596	5,840,215
Somnigroup International Inc	127,952	10,151,712
		15,991,927
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)	476,595	3,460,079
Specialty Retail - 2.6%
BARK Inc warrants 6/1/2026 (b)	54	2
Boot Barn Holdings Inc (b)	166,111	31,502,951
Chewy Inc Class A (b)	294,957	9,945,950
Fanatics Inc Class A (b)(e)(g)	163,048	9,957,341
Group 1 Automotive Inc	23,243	9,240,022
RealReal Inc/The (b)	641,250	7,829,663
Stitch Fix Inc Class A (b)	337,050	1,412,240
ThredUp Inc Class A (b)	390,259	3,430,377
Urban Outfitters Inc (b)	160,786	10,388,383
Warby Parker Inc Class A (b)(d)	726,087	14,224,044
		97,930,973
TOTAL CONSUMER DISCRETIONARY		320,051,907

Consumer Staples - 1.1%
Beverages - 0.4%
Vita Coco Co Inc/The (b)	388,489	15,997,977
Consumer Staples Distribution & Retail - 0.3%
US Foods Holding Corp (b)	176,406	12,810,604
Tobacco - 0.4%
Turning Point Brands Inc	150,652	13,543,615
TOTAL CONSUMER STAPLES		42,352,196

Energy - 1.4%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	358,151	15,819,530
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp (b)	344,244	10,640,582
Centrus Energy Corp Class A (b)(d)	71,700	26,346,882
		36,987,464
TOTAL ENERGY		52,806,994

Financials - 6.8%
Banks - 1.0%
East West Bancorp Inc	116,929	11,879,986
Eastern Bankshares Inc	569,964	9,991,469
First Bancorp/Southern Pines NC	234,174	11,366,806
Hancock Whitney Corp	119,318	6,814,251
		40,052,512
Capital Markets - 2.3%
Houlihan Lokey Inc Class A	67,307	12,053,338
P10 Inc Class A	906,244	9,207,439
Perella Weinberg Partners (g)	457,262	8,541,654
Perella Weinberg Partners Class A	681,560	12,731,541
Piper Sandler Cos	22,283	7,114,070
PJT Partners Inc Class A	72,240	11,638,586
StepStone Group Inc Class A	252,005	15,342,065
StepStone Group Inc rights 12/31/2038 (b)(e)	6,434	443,238
WisdomTree Inc (d)	821,712	9,827,676
		86,899,607
Consumer Finance - 1.9%
Dave Inc Class A (b)	52,354	12,529,359
Enova International Inc (b)	92,480	11,057,834
EZCORP Inc Class A (b)(d)	609,920	11,131,040
Figure Technology Solutions Inc Class A	5,300	209,879
FirstCash Holdings Inc	175,465	27,811,203
SLM Corp	441,983	11,867,244
		74,606,559
Financial Services - 0.5%
Churchill Capital Corp X Class A	78,900	1,519,614
HA Sustainable Infrastructure Capital Inc	265,590	7,359,499
Remitly Global Inc (b)	667,972	10,714,271
		19,593,384
Insurance - 1.1%
Baldwin Insurance Group Inc/The Class A (b)	269,841	5,963,486
Lemonade Inc (b)(d)	69,600	4,181,567
Oscar Health Inc Class A (b)(d)	295,680	5,322,240
Stewart Information Services Corp	161,095	10,997,956
Trupanion Inc (b)(d)	378,649	15,142,174
		41,607,423
TOTAL FINANCIALS		262,759,485

Health Care - 25.5%
Biotechnology - 13.3%
Apogee Therapeutics Inc (b)	118,976	6,732,852
Arcellx Inc (b)	244,468	22,063,237
ArriVent Biopharma Inc (b)	149,030	2,791,332
Blueprint Medicines Corp rights (b)(e)	62,502	1
Boundless Bio Inc (b)	79,997	111,996
Bridgebio Pharma Inc (b)	401,432	25,145,700
Caris Life Sciences Inc (f)	61,901	1,861,982
Caris Life Sciences Inc (b)(d)	60,845	1,830,218
Celldex Therapeutics Inc (b)	213,605	5,709,662
Centessa Pharmaceuticals PLC ADR (b)	248,210	6,180,429
CG oncology Inc (b)(d)	510,589	22,093,186
Cidara Therapeutics Inc (b)	77,560	8,472,654
Cogent Biosciences Inc (b)	1,446,485	23,577,706
Crescent Biopharma Inc (b)(g)	37,807	482,039
Cytokinetics Inc (b)	333,044	21,178,268
CytomX Therapeutics Inc (b)	1,639,670	5,853,622
Day One Biopharmaceuticals Inc (b)	837,079	6,227,868
Dianthus Therapeutics Inc (b)	117,960	4,126,241
Disc Medicine Inc (b)	192,881	16,630,200
Insmed Inc (b)	67,837	12,861,895
Jade Biosciences Inc	147,158	1,442,148
Jade Biosciences Inc (b)(g)	84,100	824,180
Janux Therapeutics Inc (b)	266,317	7,645,961
Kiniksa Pharmaceuticals International Plc Class A (b)	226,112	8,368,405
Kymera Therapeutics Inc (b)	182,830	11,306,207
Legend Biotech Corp ADR (b)	217,681	7,052,864
Madrigal Pharmaceuticals Inc (b)(d)	55,679	23,323,933
Mineralys Therapeutics Inc (b)	251,223	10,264,972
Mirum Pharmaceuticals Inc (b)(d)	178,500	12,968,025
Nurix Therapeutics Inc (b)	426,558	5,519,661
Nuvalent Inc Class A (b)	228,081	22,653,005
Oruka Therapeutics Inc (b)	229,754	6,472,170
Oruka Therapeutics Inc (b)(g)	66,100	1,862,037
Palvella Therapeutics Inc (b)	76,880	6,138,099
Perspective Therapeutics Inc (b)	271,579	741,411
Praxis Precision Medicines Inc (b)	37,990	7,550,892
Precigen Inc (b)(d)	456,789	1,891,106
Revolution Medicines Inc (b)	142,392	8,378,345
Rezolute Inc/old (b)	676,673	6,306,592
Rhythm Pharmaceuticals Inc (b)	301,452	34,293,180
Scholar Rock Holding Corp (b)	20,841	617,310
Soleno Therapeutics Inc (b)	295,957	19,876,472
Spyre Therapeutics Inc (b)	377,826	9,241,624
Stoke Therapeutics Inc (b)	132,457	3,979,008
Travere Therapeutics Inc (b)	370,310	13,020,100
Ultragenyx Pharmaceutical Inc (b)	191,930	6,640,778
Upstream Bio Inc (b)	546,268	14,121,028
Veracyte Inc (b)	360,270	12,998,542
Vericel Corp (b)	252,910	8,867,025
Viking Therapeutics Inc (b)(d)	142,264	5,417,413
Viridian Therapeutics Inc (b)	575,677	13,603,248
X4 Pharmaceuticals Inc (b)	1,689,700	6,826,388
Zenas Biopharma Inc (b)	291,424	9,107,000
Zenas Biopharma Inc (g)	80,024	2,500,750
Zymeworks Inc (b)	184,050	3,512,594
		509,263,561
Health Care Equipment & Supplies - 3.2%
Artivion Inc (b)	265,488	12,045,191
Ceribell Inc (b)(d)	675,645	7,702,353
Insulet Corp (b)	30,134	9,432,243
Integer Holdings Corp (b)(d)	82,914	5,353,757
iRhythm Technologies Inc (b)	55,080	10,316,484
Masimo Corp (b)	107,999	15,190,059
NeuroPace Inc (b)	207,012	2,057,699
Penumbra Inc (b)	73,069	16,613,699
PROCEPT BioRobotics Corp (b)(d)	135,082	4,596,840
Shoulder Innovations Inc (f)(g)	330,303	3,871,151
Shoulder Innovations Inc (d)	60,819	712,799
TransMedics Group Inc (b)(d)	277,463	36,497,483
		124,389,758
Health Care Providers & Services - 5.5%
Alignment Healthcare Inc (b)	792,459	13,360,859
BrightSpring Health Services Inc (b)	1,520,272	50,244,990
Ensign Group Inc/The	224,596	40,449,740
GeneDx Holdings Corp Class A (b)	114,890	15,729,590
Guardant Health Inc (b)	145,900	13,571,618
HealthEquity Inc (b)	201,438	19,052,006
Hims & Hers Health Inc Class A (b)(d)	172,857	7,858,079
LifeStance Health Group Inc (b)	2,059,236	10,090,256
Privia Health Group Inc (b)	739,152	17,961,394
Progyny Inc (b)	693,181	12,969,417
RadNet Inc (b)	48,770	3,706,031
Surgery Partners Inc (b)	344,439	7,553,547
		212,547,527
Health Care Technology - 0.5%
Waystar Holding Corp (b)	516,593	18,519,859
Wugen Inc warrants 8/22/2035 (b)(e)(g)	45,967	86,878
		18,606,737
Life Sciences Tools & Services - 0.6%
BioLife Solutions Inc (b)	292,290	8,146,122
Charles River Laboratories International Inc (b)	59,419	10,699,579
Veterinary Emergency Group (b)(e)(g)(h)	68,413	5,623,549
		24,469,250
Pharmaceuticals - 2.4%
Amylyx Pharmaceuticals Inc (b)	1,015,689	14,148,548
Axsome Therapeutics Inc (b)	150,005	20,249,175
Corcept Therapeutics Inc (b)(d)	108,007	7,935,274
Crinetics Pharmaceuticals Inc (b)	396,632	17,253,492
Enliven Therapeutics Inc (b)	518,304	12,138,680
Enliven Therapeutics Inc (b)(g)	100,587	2,355,747
Liquidia Corp (b)(d)	294,541	7,175,019
Ocular Therapeutix Inc (b)	329,204	3,838,518
Structure Therapeutics Inc ADR (b)	216,312	7,207,516
		92,301,969
TOTAL HEALTH CARE		981,578,802

Industrials - 23.0%
Aerospace & Defense - 5.6%
AeroVironment Inc (b)(d)	59,070	21,850,584
ATI Inc (b)	242,829	24,032,786
BWX Technologies Inc	102,775	21,953,768
Cadre Holdings Inc (d)	268,980	11,420,891
Carpenter Technology Corp	79,686	25,172,807
Karman Holdings Inc (b)(d)	341,428	28,761,896
Kratos Defense & Security Solutions Inc (b)	184,990	16,760,094
Leonardo DRS Inc	297,408	10,873,236
Mercury Systems Inc (b)	321,428	24,881,741
V2X Inc (b)	193,669	11,056,563
VSE Corp	44,230	7,991,476
Woodward Inc	48,998	12,842,866
		217,598,708
Building Products - 1.4%
Armstrong World Industries Inc	42,850	8,159,926
AZZ Inc	171,690	17,143,247
Simpson Manufacturing Co Inc	21,680	3,826,519
Tecnoglass Inc	314,591	18,759,061
Zurn Elkay Water Solutions Corp (d)	118,610	5,587,717
		53,476,470
Commercial Services & Supplies - 0.8%
ACV Auctions Inc Class A (b)	632,852	5,739,968
HNI Corp	234,966	9,614,809
Montrose Environmental Group Inc (b)	85,698	2,217,864
OPENLANE Inc (b)	439,893	11,621,973
		29,194,614
Construction & Engineering - 4.8%
Comfort Systems USA Inc	16,047	15,494,662
Construction Partners Inc Class A (b)	144,398	16,511,911
Dycom Industries Inc (b)	62,584	18,011,049
Granite Construction Inc	134,371	13,828,120
IES Holdings Inc (b)	61,247	24,001,474
Legence Corp Class A	382,330	15,816,992
Limbach Holdings Inc (b)	48,960	4,625,741
Primoris Services Corp	74,880	10,597,018
Sterling Infrastructure Inc (b)	140,327	53,029,573
Valmont Industries Inc	31,676	13,095,809
		185,012,349
Electrical Equipment - 3.9%
Acuity Inc	52,090	19,015,455
Bloom Energy Corp Class A (b)(d)	539,670	71,322,787
NEXTracker Inc Class A (b)	483,967	48,987,140
NuScale Power Corp Class A (b)	144,792	6,496,817
Preformed Line Products Co	17,750	3,764,952
Shoals Technologies Group Inc (b)	254,450	2,674,269
		152,261,420
Machinery - 3.0%
Blue Bird Corp (b)	224,740	11,228,010
Federal Signal Corp	103,071	12,165,470
Gates Industrial Corp PLC (b)	300,204	6,628,504
ITT Inc	107,029	19,807,858
JBT Marel Corp	148,700	18,751,071
Mueller Industries Inc	132,898	14,069,911
RBC Bearings Inc (b)	37,046	15,875,322
REV Group Inc	309,537	15,869,962
		114,396,108
Passenger Airlines - 0.8%
Alaska Air Group Inc (b)	353,324	14,744,210
Joby Aviation Inc Class A (b)(d)	911,590	15,806,971
		30,551,181
Professional Services - 2.0%
CACI International Inc (b)	39,233	22,058,754
FTI Consulting Inc (b)	41,563	6,858,311
Huron Consulting Group Inc (b)	172,084	28,297,493
Parsons Corp (b)	88,850	7,386,989
Planet Labs PBC Class A (b)	421,570	5,670,116
UL Solutions Inc Class A (d)	112,555	8,764,658
		79,036,321
Trading Companies & Distributors - 0.7%
Xometry Inc Class A (b)(d)	532,204	25,913,013
TOTAL INDUSTRIALS		887,440,184

Information Technology - 17.9%
Communications Equipment - 0.6%
Lumentum Holdings Inc (b)	123,379	24,868,271
Electronic Equipment, Instruments & Components - 4.9%
Advanced Energy Industries Inc	187,185	37,948,015
Belden Inc	182,000	22,176,700
Evolv Technologies Holdings Inc Class A (b)	494,530	3,827,661
Mirion Technologies Inc Class A (b)(d)	867,069	25,465,817
OSI Systems Inc (b)(d)	142,432	39,661,615
Sanmina Corp (b)	122,521	16,791,503
TD SYNNEX Corp	113,515	17,763,962
TTM Technologies Inc (b)	256,119	17,211,197
Vontier Corp	251,979	9,701,192
		190,547,662
IT Services - 0.2%
Kyndryl Holdings Inc (b)	326,343	9,437,840
Semiconductors & Semiconductor Equipment - 5.5%
Aehr Test Systems (b)(d)	886,799	23,047,906
Credo Technology Group Holding Ltd (b)	381,458	71,569,150
Impinj Inc (b)	54,285	10,974,256
Kopin Corp (b)(d)	977,600	3,382,495
MACOM Technology Solutions Holdings Inc (b)	125,623	18,608,535
Rambus Inc (b)	314,159	32,308,112
Rigetti Computing Inc Class A (b)	319,870	14,160,645
SiTime Corp (b)	80,791	23,400,305
Veeco Instruments Inc (b)	505,517	14,533,614
		211,985,018
Software - 6.0%
Agilysys Inc (b)	66,600	8,355,636
Algolia Inc (b)(e)(g)	43,269	806,966
Alkami Technology Inc (b)(d)	419,114	8,503,823
Bitdeer Technologies Group Class A (b)	378,520	8,403,144
BitMine Immersion Technologies Inc (b)(d)	65,700	3,064,905
Commvault Systems Inc (b)	210,394	29,291,053
Core Scientific Inc (b)	50,874	1,095,826
Intapp Inc (b)	483,860	18,570,547
InterDigital Inc (d)	81,282	29,420,833
Life360 Inc (b)(d)	186,957	18,454,525
nCino Inc (b)(d)	362,043	9,659,307
PAR Technology Corp (b)(d)	138,975	4,911,377
Plaid Inc/DE Class A (e)(g)	29,415	6,254,217
Riot Platforms Inc (b)	769,020	15,211,216
Terawulf Inc (b)(d)	1,303,840	20,209,520
Varonis Systems Inc (b)	509,860	17,962,368
Weave Communications Inc (b)	1,109,297	8,219,891
Workiva Inc Class A (b)	120,289	10,225,768
Zeta Global Holdings Corp Class A (b)	537,805	9,675,112
		228,296,034
Technology Hardware, Storage & Peripherals - 0.7%
IonQ Inc (b)(d)	416,945	26,009,029
TOTAL INFORMATION TECHNOLOGY		691,143,854

Materials - 0.9%
Chemicals - 0.4%
Element Solutions Inc	412,353	11,018,072
Sensient Technologies Corp	64,950	6,124,136
		17,142,208
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (b)	335,165	4,957,090
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	163,115	14,208,948
TOTAL MATERIALS		36,308,246

Real Estate - 1.4%
Industrial REITs - 0.3%
Terreno Realty Corp	209,934	11,993,529
Real Estate Management & Development - 1.1%
Compass Inc Class A (b)	2,473,301	19,069,151
Jones Lang LaSalle Inc (b)	45,750	13,957,868
Landbridge Co LLC Class A (d)	182,306	10,787,046
		43,814,065
TOTAL REAL ESTATE		55,807,594

Utilities - 0.6%
Electric Utilities - 0.4%
IDACORP Inc	85,243	10,998,052
Oklo Inc Class A (b)	22,420	2,976,703
		13,974,755
Water Utilities - 0.2%
WaterBridge Infrastructure LLC Class A (d)	321,610	7,718,640
TOTAL UTILITIES		21,693,395

TOTAL UNITED STATES		3,420,915,876
TOTAL COMMON STOCKS (Cost $2,783,744,587)		3,722,998,972

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (e)(g)(i) (Cost $253,458)	253,458	297,534

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series E (e)(g)	124,086	6,647,287
UNITED STATES - 1.5%
Health Care - 0.2%
Biotechnology - 0.2%
Bright Peak Therapeutics Inc. Series B (b)(e)(g)	199,331	322,916
Bright Peak Therapeutics Inc. Series C (b)(e)(g)	1,323,335	1,508,602
Endeavor BioMedicines Inc Series C (b)(e)(g)	210,174	1,303,079
LifeMine Therapeutics Inc Series C (b)(e)(g)	402,743	475,237
Sonoma Biotherapeutics Inc Series B (b)(e)(g)	438,013	1,213,296
Sonoma Biotherapeutics Inc Series B1 (b)(e)(g)	233,603	735,849
T-Knife Therapeutics Inc Series B (b)(e)(g)	201,583	139,092
Treeline Biosciences Series A (b)(e)(g)	21,246	172,093
		5,870,164
Health Care Technology - 0.0%
Wugen Inc Series B (b)(e)(g)	59,982	106,168
Wugen Inc Series C (e)(g)	632,300	1,201,370
		1,307,538
TOTAL HEALTH CARE		7,177,702

Industrials - 1.1%
Construction & Engineering - 1.1%
Beta Technologies Inc 6% Series C-1 (g)	109,199	23,708,369
Beta Technologies Inc Series A (b)(g)	62,752	13,614,656
Beta Technologies Inc Series B, 6% (b)(g)	11,821	3,157,122
Beta Technologies Inc Series C, 6% (b)(g)	4,600	1,055,201
		41,535,348
Information Technology - 0.2%
Communications Equipment - 0.1%
Astranis Space Technologies Corp Series C (b)(e)(g)	125,912	1,281,784
Astranis Space Technologies Corp Series C (b)(e)(g)	26,805	272,875
Astranis Space Technologies Corp Series D (b)(e)(g)	503,082	3,476,297
		5,030,956
IT Services - 0.0%
Yanka Industries Inc Series E (b)(e)(g)	191,029	531,061
Yanka Industries Inc Series F (b)(e)(g)	28,989	129,580
		660,641
Software - 0.1%
Algolia Inc Series D (b)(e)(g)	9,900	184,635
Lyte Ai Inc Series B (b)(e)(g)	38,600	401,054
Skyryse Inc Series B (b)(e)(g)	12,000	312,720
Skyryse Inc Series C (e)(g)	52,700	1,423,954
		2,322,363
TOTAL INFORMATION TECHNOLOGY		8,013,960

TOTAL UNITED STATES		56,727,010
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $48,213,680)		63,374,297

Domestic Equity Funds - 1.2%
	Shares	Value ($)
iShares Russell 2000 Growth ETF (d) (Cost $36,370,428)	136,035	44,985,414

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.18	41,678,035	41,686,371
Fidelity Securities Lending Cash Central Fund (j)(k)	4.18	391,613,114	391,652,275
TOTAL MONEY MARKET FUNDS (Cost $433,338,646)			433,338,646

TOTAL INVESTMENT IN SECURITIES - 110.5% (Cost $3,301,920,799)	4,264,994,863
NET OTHER ASSETS (LIABILITIES) - (10.5)%	(405,262,527)
NET ASSETS - 100.0%	3,859,732,336

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $17,730,191 or 0.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $8,060,683 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,838,340 or 2.8% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $68,247,884.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/2021	1,265,404

Algolia Inc Series D	7/23/2021	289,526

Astranis Space Technologies Corp Series C	3/19/2021	2,760,108

Astranis Space Technologies Corp Series C	4/5/2023	587,591

Astranis Space Technologies Corp Series D	4/25/2024 - 12/6/2024	4,699,993

Beta Technologies Inc 6% Series C-1	9/26/2025	12,500,010

Beta Technologies Inc Series A	4/9/2021	4,597,839

Beta Technologies Inc Series B, 6%	4/4/2022	1,219,573

Beta Technologies Inc Series C, 6%	10/24/2024	526,561

Bright Peak Therapeutics Inc. Series B	5/14/2021	778,587

Bright Peak Therapeutics Inc. Series C	5/7/2024	1,500,001

Crescent Biopharma Inc	10/28/2024	499,999

Endeavor BioMedicines Inc Series C	4/22/2024	1,371,301

Enliven Therapeutics Inc	3/19/2024	1,408,218

Fanatics Inc Class A	8/13/2020 - 3/22/2021	2,891,600

Jade Biosciences Inc	10/7/2025	768,674

LifeMine Therapeutics Inc Series C	2/15/2022	820,222

Lyte Ai Inc Series B	8/13/2024	489,683

Oruka Therapeutics Inc	9/17/2025	991,500

Oura Health Oy Series E	9/24/2025	6,647,287

Perella Weinberg Partners	12/29/2020	4,572,620

Plaid Inc/DE Class A	3/31/2025	5,999,972

Shoulder Innovations Inc	7/18/2025	4,710,959

Skyryse Inc Series B	10/21/2021	296,160

Skyryse Inc Series C	9/16/2025	1,424,175

Sonoma Biotherapeutics Inc Series B	7/26/2021	865,645

Sonoma Biotherapeutics Inc Series B1	7/26/2021	692,516

T-Knife Therapeutics Inc Series B	6/30/2021	1,162,892

Treeline Biosciences Series A	7/30/2021	166,303

Veterinary Emergency Group	9/16/2021 - 10/31/2023	3,598,868

Wugen Inc 0% 12/31/2199	6/14/2024	253,458

Wugen Inc Series B	7/9/2021	465,154

Wugen Inc Series C	8/22/2025	1,120,999

Wugen Inc warrants 8/22/2035	8/22/2025	0

Yanka Industries Inc Series E	5/15/2020	2,307,478

Yanka Industries Inc Series F	4/8/2021	924,076

Zenas Biopharma Inc	10/8/2025	1,520,456

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

MNTN Inc	11/18/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,772,988	258,717,397	226,805,345	257,679	1,331	-	41,686,371	41,678,035	0.1%
Fidelity Securities Lending Cash Central Fund	307,400,265	405,533,584	321,281,574	354,442	-	-	391,652,275	391,613,114	1.5%
Total	317,173,253	664,250,981	548,086,919	612,121	1,331	-	433,338,646

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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